Share-Based Compensation (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 8 – Share-Based Compensation

The Company accounts for all share-based payments to employees and directors, including grants of employee stock options, at fair value and expenses the benefit in the Condensed Consolidated Statements of Operations over the service period (generally the vesting period).  The fair value of each stock option granted is estimated on the date of grant using the Black-Scholes pricing valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option and risk free interest rate.  The Company applies an estimated forfeiture rate in calculating the period expense.  The Company has not experienced any forfeitures that would need to be taken into consideration in its calculations.

The Company did not issue any stock options during the nine months ended September 30, 2012 and 2011.  There are no unrecognized compensation costs related to unvested stock options granted under the Company’s stock option plans.

The following table summarizes the activity of the Company's stock options for the nine months ended September 30, 2012:

	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value ($)
Outstanding at beginning of year	12,000	4.99
Granted	-	-
Exercised	-	-
Terminated	5,500	4.30
Outstanding at end of period	6,500	5.57	1.9
Vested and expected to vest at end of period	6,500	5.57	1.9	-
Exercisable at end of period	6,500	5.57	1.9	-

On February 16, 2010, the Board granted Mr. Jean-Marc (J.M.) Allain, the Company’s President and Chief Executive Officer, 50,000 shares of restricted Common Stock from treasury shares which vested 50% after one year and the remaining 50% after two years. The Company has recorded stock compensation expense over the vesting period and recorded $43,000 of stock compensation expense for the nine months ended September 30, 2012.

 16.  Share-Based Compensation

The Company accounts for all share-based payments to employees and directors, including grants of employee stock options, at fair value and expenses the benefit in the Consolidated Statements of Operations over the service period (generally the vesting period). The fair value of each stock option granted is estimated on the date of grant using the Black-Scholes pricing valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option and risk free interest rate.  The Company applies an estimated forfeiture rate in calculating the period expense.  The Company has not experienced any forfeitures that would need to be taken into consideration in its calculations.

The Company has three stock option plans.  Under the 1995 Stock Option Plan, 125,000 shares of Common Stock were authorized for grant to key employees.  Under the Non-Employee Director Stock Option Plan, 30,000 shares of Common Stock were authorized for grant.  Under the Non-Statutory Stock Option Agreement, 10,000 shares of Common Stock were authorized and issued to the former Chairman of the Board.

Changes in the stock option plans are as follows:

	Number of Shares			Weighted Average Exercise
	Authorized	Granted	Available	Price
Balance January 1, 2010	39,000	26,000	13,000	$4.57
Expired	-	(3,000)	3,000	5.03
Granted	-	-	-	-
Balance December 31, 2010	39,000	23,000	16,000	4.51
Expired	(10,000)	(11,000)	1,000	3.97
Granted	-	-	-	-
Balance December 31, 2011	29,000	12,000	17,000	4.99

Under the 1995 Stock Option Plan, option prices must be at least 100% of the market value of the Common Stock at time of grant.  No option may be exercised prior to one year after date of grant.  Exercise periods are for ten years from date of grant and terminate at a stipulated period of time after an employee’s termination of employment.  At December 31, 2011, options for 7,500 shares with exercise prices ranging from $6.10 to $7.00 per share were outstanding, all of which were exercisable.  During 2011 and 2010, no options were exercised, granted or expired.  No additional options can be granted under the 1995 Plan.

Under the Non-Employee Director Stock Option Plan, option prices must be at least 100% of the market value of the Common Stock at time of grant.  No option may be exercised prior to one year after date of grant and the optionee must be a director of the Company at time of exercise, except in certain cases as permitted by the Compensation Committee.  Exercise periods are for six years from date of grant and terminate at a stipulated period of time after an optionee ceases to be a director.  At December 31, 2011, options for 4,500 shares with exercise prices ranging from $0.65 to $5.95 per share were outstanding, all of which were exercisable.  During 2011, no options were granted and options for 1,000 shares expired; no options were exercised.  During 2010, no options were granted and options for 3,000 shares expired; no options were exercised.

Under the Non-Statutory Stock Option Agreement for the former Chairman of the Board, the option price must be at least 100% of the market value of the Common Stock at time of grant and the exercise period is for 10 years from date of grant.  At December 31, 2011, no options were outstanding.  During 2011, the option for 10,000 shares expired and no options were exercised or granted.  During 2010, no options were exercised, granted or expired.

The following table summarize information about stock options outstanding and exercisable at December 31, 2011:

Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.65 - $1.99	3,000	3.6	$0.92	-
2.00 - 5.99	1,500	1.9	4.55	-
6.00 - 6.99	2,500	0.5	6.10	-
7.00 - 7.99	5,000	2.3	7.00	-
Total	12,000	2.2	4.99	-

All outstanding option prices are over the current market price.  As of December 31, 2011, there was no unrecognized compensation cost related to non-vested options granted under the Plans.

No options were granted in 2011 and 2010.  The fair value of options granted under the Company’s stock option plans will be estimated on dates of grant using the Black-Scholes model using the weighted average assumptions for dividend yield, expected volatility, risk free interest rate and expected lives of options granted.